Note 4: Commercial Aerospace Industry Assets and Commitments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 4: Commercial Aerospace Industry Assets and Commitments

Note 4: Commercial Aerospace Industry Assets and Commitments

We have receivables and other financing assets with commercial aerospace industry customers totaling $3,736 million and $3,384 million at December 31, 2011 and 2010, respectively. Customer financing assets related to commercial aerospace industry customers consist of products under lease of $665 million and notes and leases receivable of $365 million. The notes and leases receivable are scheduled to mature as follows: $37 million in 2012, $57 million in 2013, $26 million in 2014, $30 million in 2015, $30 million in 2016, and $185 million thereafter.

Financing commitments, in the form of secured debt, guarantees or lease financing, are provided to commercial aerospace customers. The extent to which the financing commitments will be utilized is not currently known, since customers may be able to obtain more favorable terms from other financing sources. We may also arrange for third-party investors to assume a portion of these commitments. If financing commitments are exercised, debt financing is generally secured by assets with fair market values equal to or exceeding the financed amounts with interest rates established at the time of funding. We may also lease aircraft and subsequently sublease the aircraft to customers under long-term non-cancelable operating leases. In some instances, customers may have minimum lease terms that result in sublease periods shorter than our lease obligation. Lastly, we have made residual value and other guarantees related to various commercial aerospace customer financing arrangements. The estimated fair market values of the guaranteed assets equal or exceed the value of the related guarantees, net of existing reserves. We also have other contractual commitments, including commitments to secure certain contractual rights to provide product on new aircraft platforms. Payments made on these contractual commitments are included within other intangible assets and are to be amortized as the related units are delivered.

Our commercial aerospace financing and other contractual commitments as of December 31, 2011 were $2,270 million and are exercisable as follows: $131 million in 2012, $252 million in 2013, $427 million in 2014, $206 million in 2015, $368 million in 2016, and $886 million thereafter. Our financing obligations with customers are contingent upon maintenance of certain levels of financial condition by the customers. In addition, we have residual value and other guarantees of $323 million as of December 31, 2011.

We have long-term aftermarket maintenance contracts with commercial aerospace industry customers for which revenue is recognized in proportion to actual costs incurred relative to total expected costs to be incurred over the respective contract periods. Billings, however, are typically based on factors such as engine flight hours. The timing differences between the billings and the maintenance costs incurred generates both deferred assets and deferred revenues. Deferred assets under these long-term aftermarket contracts totaled $235 million and $290 million at December 31, 2011 and 2010, respectively, and are included in Other assets in the accompanying Consolidated Balance Sheets. Deferred revenues generated totaled $1,708 million and $1,474 million at December 31, 2011 and 2010, respectively, and are included in Accrued liabilities and Other long-term liabilities in the accompanying Consolidated Balance Sheet.

As of December 31, 2011, we held a 33% interest in IAE, an international consortium of four shareholders organized to support the V2500 commercial aircraft engine program. Our interest in IAE is accounted for under the equity method of accounting. IAE may offer customer financing in the form of guarantees, secured debt or lease financing in connection with V2500 engine sales. At December 31, 2011, IAE had financing commitments of $728 million and asset value guarantees of $50 million. Our share of IAE's financing commitments and asset value guarantees was approximately $252 million at December 31, 2011. In addition, IAE had lease obligations under long-term non-cancelable leases of approximately $211 million, on an undiscounted basis, through 2020 related to aircraft, which are subleased to customers under long-term leases. These aircraft have fair market values, which approximate the financed amounts, net of reserves. The shareholders of IAE have guaranteed IAE's financing arrangements to the extent of their respective ownership interests. In the event of default by a shareholder on certain of these financing arrangements, the other shareholders would be proportionately responsible.

Reserves related to aerospace receivables and financing assets were $169 million and $133 million at December 31, 2011 and 2010, respectively. Reserves related to financing commitments and guarantees were $73 million and $38 million at December 31, 2011 and 2010, respectively.